Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001635977
Registrant Name	abrdn World Healthcare Fund
Registration File Number	333-291962
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES